Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income - Financial assets at fair value through other comprehensive income (Details)
$ in Thousands, $ in Millions
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income	$ 1,518,441	$ 1,053,191
Financial assets available-for-sale			$ 1,526,315
Assets instruments Available-for Sale
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets available-for-sale			1,526,315
Debt instruments valued at fair value
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income		1,043,440	$ 1,516,063
Equity instruments valued at fair value
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income		$ 9,751